Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]:
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	25,000,000	25,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	500,000,000	500,000,000
Common stock shares issued	7,317,662	7,314,931
Common stock shares outstanding	7,317,662	7,314,931